Condensed Consolidated Balance Sheet - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Current Assets
Cash	$ 359,067	$ 1,123,407
Prepaid expenses	241,813	220,867
Total Current Assets	600,880	1,344,274
Cash and marketable securities held in Trust Account	724,779,404	724,716,476
Total Assets	725,380,284	726,060,750
Current liabilities
Current liabilities – accrued expenses	168,614	220
Total Current Liabilities	168,614	220
Warrant Liability	61,019,868	78,048,668
Deferred underwriting fee payable	25,357,500	25,357,500
Total Liabilities	86,545,982	103,406,388
Commitments
Class A ordinary shares subject to possible redemption	633,834,294	617,654,356
Shareholders' Equity
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Common stock		1,070
Additional paid-in capital	14,689,698	30,869,475
Accumulated deficit	(9,692,410)	(25,872,350)
Total Shareholders' Equity	5,000,008	5,000,006
Total Liabilities and Shareholders' Equity	725,380,284	726,060,750
Class A ordinary shares
Current liabilities
Class A ordinary shares subject to possible redemption		617,654,356
Shareholders' Equity
Common stock	909	1,070
Class B ordinary shares
Shareholders' Equity
Common stock	$ 1,811	$ 1,811